TAXES (Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign			$ 180,180	$ 455,565	$ (662,480)
Domestic			2,888	(722,646)	9,505
Income before income taxes	$ 83,978	$ 45,561	183,068	(267,081)	(652,975)
Parent Company [Member]
Income before income taxes			$ 182,926	$ (267,833)	$ (658,247)